Commitments and Contingencies: Future minimum lease commitments (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Future minimum lease commitments
Years ending December 31,	Amount
2013	115,767
2014	15,391
$ 131,158